Fees and Expenses - Schwab Crypto Thematic ETF	Jul. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Crypto Thematic ETF USD ($)
Schwab Crypto Thematic ETF | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Crypto Thematic ETF	Schwab Crypto Thematic ETF
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Crypto Thematic ETF	Schwab Crypto Thematic ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%